Registration Nos. 333-90737
                                                                      811-09693
================================================================================

                     CONSECO VARIABLE INSURANCE COMPANY

                           PROSPECTUS SUPPLEMENT
                           Dated December 10, 2001

                       Supplement to the Prospectus
                           dated May 1, 2001 for

             CONSECO ADVANTAGE PLUS FIXED AND VARIABLE ANNUITY
                    (CONSECO VARIABLE ANNUITY ACCOUNT H)

The following supplements certain information contained in your prospectus for the Conseco Advantage Plus Fixed and Variable Annuity:

(1) FUND MERGER

Pursuant to a vote taken at a Special Meeting of the Shareholders on October 25, 2001, the shareholders of the Growth and Income Portfolio (the "Fund") of Mitchell Hutchins Series Trust have approved an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Fund to the corresponding series of Alliance Variable Products Series Fund, Inc. ("Alliance Portfolio"), in exchange for shares of the Alliance Portfolio and the assumption by the Alliance Portfolio of the stated liabilities of the Fund, and distribution of such shares to the shareholders of the Fund and liquidation and dissolution of the Fund.

(a) As a result of the Agreement and Plan of Acquisition and Termination described above, the Mitchell Hutchins Series Trust will no longer be an investment option. The following replaces the investment option previously listed under the "Mitchell Hutchins Series Trust" at the front of your prospectus:

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (successor by merger to the following portfolio of MITCHELL HUTCHINS SERIES TRUST)
   (not available for new sales as of May 1, 2001)
   Advised by Alliance Capital Management, L.P.

   Growth and Income Portfolio

(b) In the Appendix to your prospectus detailing more information about the participating investment portfolios, the following text replaces the summary of the investment objectives and strategies of the Mitchell Hutchins Series Trust - Growth and Income Portfolio:

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (successor by merger to the following portfolio of MITCHELL HUTCHINS SERIES TRUST)
   (not available for new sales as of May 1, 2001)
   Advised by Alliance Capital Management, L.P.

   Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios.
   Alliance Capital Management, L.P. serves as manager and administrator to the portfolio.
   The following portfolio is available under the contract:

   GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio's investment objective is to seek reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. The Portfolio also may invest in fixed-income and convertible securities and in securities of foreign issuers.

(c) The Separate Account's fund expenses and expense examples have been revised as a result of the Agreement and Plan of Acquisition and Termination described above to show those of the Alliance Portfolio. The revised charges are included in the charts in paragraph (3) below.

(2) SUBSTITUTION OF FUNDS

Conseco Variable Insurance Company ("Company") proposes to substitute the shares held by the separate account in the portfolios of Janus Aggressive Growth
Portfolio and Berger IPT - Growth Fund ("Replaced Portfolios") with shares of other funds ("Substituting Portfolios") described below. The Company will file an application with the Securities and Exchange Commission ("Commission") shortly requesting an order approving the Substitution, and subject to any prior approval by applicable state insurance authorities, the Company proposes to effect the Substitution as soon as is practical. The proposed Substitution is as follows:

   Replaced Portfolios                      Substituting Portfolios
   --------------------             ------------------------
   Janus Aggressive Growth Portfolio        First American Mid Cap Growth Portfolio
   Berger IPT - Growth Fund                 First American Large Cap Growth Portfolio

You may, prior to the date of the Substitution, transfer your Contract Value in the Replaced Portfolios to any other portfolio available under the Contract without any limitation or charge being imposed.

A complete list of all portfolios which are available under the Contract is set forth in your prospectus. You may obtain another copy of a prospectus by writing or calling our Administrative Office at the address or telephone number shown below.

                        Conseco Variable Insurance Company
                              Administrative Office
                           11815 N. Pennsylvania Street
                              Carmel, Indiana 46032
                                  (800) 824-2726

We intend to effect the Substitution by simultaneously placing an order to redeem the shares of the Replaced Portfolios and an order to purchase shares of the Substituting Portfolios. We will bear the expenses attributable to the Substitution.

We will send you a notice within five days after the Substitution if you have been affected by the Substitution.

(3) RESTATED EXPENSES AND EXPENSE EXAMPLES

(a) In the "Fee Table" section of the prospectus, the following chart reflects the charges under "Annual Fund Expenses" for all investment options:


ANNUAL FUND EXPENSES:
(as a percentage of the average daily net assets of a portfolio)
                                                                                                         TOTAL ANNUAL
                                                                                  OTHER EXPENSES          PORTFOLIO
                                                                                  (AFTER EXPENSE           EXPENSES
                                                                                  REIMBURSEMENT,        (AFTER EXPENSE
                                                                                     IF ANY,            REIMBURSEMENT,
                                                        MANAGEMENT      12b-1      FOR CERTAIN           IF ANY, FOR
                                                           FEES         FEES       PORTFOLIOS)       CERTAIN PORTFOLIOS)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
----------------------------------------------------------------------------------------------------------------------------
Conseco 20 Focus Portfolio                                 0.80%        0.25%         0.10%                 1.15%
Equity Portfolio                                           0.79%        0.25%         0.06%                 1.10%
Balanced Portfolio                                         0.77%        0.25%         0.08%                 1.10%
High Yield Portfolio                                       0.80%        0.25%         0.10%                 1.15%

Fixed Income Portfolio                                     0.63%        0.25%         0.07%                 0.95%
Government Securities Portfolio                            0.64%        0.25%         0.06%                 0.95%
Money Market Portfolio                                     0.39%         --           0.06%                 0.45%

----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                            0.75%         --           0.04%                 0.79%
Alger American Leveraged AllCap Portfolio                  0.85%         --           0.05%                 0.90%
Alger American Mid Cap Growth Portfolio                    0.80%         --           0.04%                 0.84%
Alger American Small Capitalization Portfolio              0.85%         --           0.05%                 0.90%

----------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                0.63%         --           0.06%                 0.69%

----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (4)
----------------------------------------------------------------------------------------------------------------------------
VP Income & Growth Fund                                    0.70%         --           0.00%                 0.70%
VP International Fund                                      1.23%         --           0.00%                 1.23%
VP Value Fund                                              1.00%         --           0.00%                 1.00%

----------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST (5)
----------------------------------------------------------------------------------------------------------------------------
Berger IPT--Growth Fund                                    0.75%         --           0.25%                 1.00%
Berger IPT--Large Cap Growth Fund                          0.75%         --           0.15%                 0.90%
Berger IPT--Small Company Growth Fund                      0.85%         --           0.13%                 0.98%
Berger IPT--New Generation Fund                            0.85%         --           0.30%                 1.15%
Berger IPT--International Fund                             0.85%         --           0.35%                 1.20%

----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Initial Shares) (6)                                       0.75%         --           0.03%                 0.78%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (Initial Shares) (6)              0.25%         --           0.01%                 0.26%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares) (6)
----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Disciplined Stock Portfolio                    0.75%         --           0.06%                 0.81%
Dreyfus VIF International Value Portfolio                  1.00%         --           0.39%                 1.39%

----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (7)
----------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II                         0.60%         --           0.16%                 0.76%
Federated International Equity Fund II                     0.98%         --           0.30%                 1.28%
Federated Utility Fund II                                  0.75%         --           0.16%                 0.91%
Federated International Small Company Fund II              0.15%         --           1.35%                 1.50%

----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS (8)
----------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio                  0.70%        0.25%         0.10%                 1.05%
First American Mid Cap Growth Portfolio                    0.70%        0.25%         0.20%                 1.15%

----------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
----------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--High Yield Fund                               0.60%         --           0.45%                 1.05%
INVESCO VIF--Equity Income Fund                            0.75%         --           0.33%                 1.08%
INVESCO VIF--Financial Services Fund                       0.75%         --           0.34%                 1.09%
INVESCO VIF--Health Sciences Fund                          0.75%         --           0.32%                 1.07%
INVESCO VIF--Real Estate Opportunity Fund                  0.90%         --           0.83%                 1.73%
INVESCO VIF--Technology Fund                               0.72%         --           0.30%                 1.02%
INVESCO VIF--Telecommunications Fund                       0.75%         --           0.31%                 1.06%

----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                                0.65%         --           0.01%                 0.66%
Growth Portfolio                                           0.65%         --           0.02%                 0.67%
Worldwide Growth Portfolio                                 0.65%         --           0.04%                 0.69%

----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (11)
----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity Portfolio                         0.75%        0.25%         0.25%                 1.25%
Lazard Retirement Small Cap Portfolio                      0.75%        0.25%         0.25%                 1.25%

----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                0.50%         --           0.52%                 1.02%

----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Portfolio                            0.65%         --           0.11%                 0.76%
Partners Portfolio                                         0.82%         --           0.10%                 0.92%
Midcap Growth Portfolio                                    0.84%         --           0.14%                 0.98%

----------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
----------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                                 0.65%        0.25%         0.03%                 0.93%
Pioneer Equity--Income VCT Portfolio                       0.65%        0.25%         0.06%                 0.96%
Pioneer Europe VCT Portfolio (12)                          0.95%        0.25%         0.50%                 1.70%

----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
OTC Fund                                                   0.75%         --           0.71%                 1.46%
Nova Fund                                                  0.75%         --           0.67%                 1.42%
U.S. Government Money Market Fund                          0.50%         --           0.64%                 1.14%

----------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC. (13)
----------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio (Class 2)0.75%        0.25%         0.12%                 1.12%
Seligman Global Technology Portfolio (Class 2)             1.00%        0.15%         0.40%                 1.55%

----------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC. (14)
----------------------------------------------------------------------------------------------------------------------------
Opportunity Fund II                                        1.00%         --           0.10%                 1.10%

----------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC. (15)
----------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II                              1.00%         --           0.20%                 1.20%

----------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (16)
----------------------------------------------------------------------------------------------------------------------------
Worldwide Bond Fund                                        1.00%         --           0.15%                 1.15%
Worldwide Emerging Markets Fund                            1.00%         --           0.26%                 1.26%
Worldwide Hard Assets Fund                                 1.00%         --           0.14%                 1.14%
Worldwide Real Estate Fund                                 1.00%         --           0.45%                 1.45%

EXPLANATION OF FEE TABLE

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolio; and 0.45% for the Money Market Portfolio.

     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

     (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) The adviser voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the International Equity Fund II(after the voluntary waiver) was 0.98% for the fiscal year ended December 31, 2000.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) Each Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the VIF Real Estate Opportunity Fund were voluntarily absorbed by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December

31, 2000 were 0.83% and 1.73%, respectively, of the  Fund's average net assets.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 1.00% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.10%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

     (15) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 1.00% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

(b) In the "Examples" section of the prospectus, the following charts reflect the expense examples for all investment options:

Examples:
The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of these examples, the assumed average contract size is $30,000.

The examples in Chart 1 below assume that you do not elect the guaranteed minimum death benefit or the guaranteed minimum income benefit. The examples in Chart 2 below assume that you elect the guaranteed minimum death benefit and the guaranteed minimum income benefit and the maximum insurance charges (as opposed to the current charges for your Contract) apply.

Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

Current Charges (no GMDB or GMIB)
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets. Example (a) - Assuming surrender at the end of the periods shown: Example (b) - Assuming the contract stays in force through the periods shown: Example (c) - Assuming annuitization at the end of the periods shown:

                                                                                      1 Year   3 Years   5 Years  10 Years
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                     (a)      $102      $159      $209      $307
                                                                               (b)       $28       $85      $144      $307
                                                                               (c)      $102      $159      $144      $307
Equity Portfolio                                                               (a)      $102      $157      $206      $302
                                                                               (b)       $27       $83      $142      $302
                                                                               (c)      $102      $157      $142      $302
Balanced Portfolio                                                             (a)      $102      $157      $206      $302

                                                                               (b)       $27       $83      $142      $302
                                                                               (c)      $102      $157      $142      $302
High Yield Portfolio                                                           (a)      $102      $159      $209      $307
                                                                               (b)       $28       $85      $144      $307
                                                                               (c)      $102      $159      $144      $307
Fixed Income Portfolio                                                         (a)      $100      $153      $199      $286
                                                                               (b)       $25       $78      $134      $286
                                                                               (c)      $100      $153      $134      $286
Government Securities Portfolio                                                (a)      $100      $153      $199      $286
                                                                               (b)       $25       $78      $134      $286
                                                                               (c)      $100      $153      $134      $286
Money Market Portfolio                                                         (a)       $95      $137      $172      $233
                                                                               (b)       $20       $63      $108      $233
                                                                               (c)       $95      $137      $108      $233
ALGER AMERICAN FUND
Alger American Growth Portfolio                                                (a)       $98      $148      $190      $269
                                                                               (b)       $24       $73      $126      $269
                                                                               (c)       $98      $148      $126      $269
Alger American Leveraged Allcap Portfolio                                      (a)      $100      $151      $196      $281
                                                                               (b)       $25       $77      $131      $281
                                                                               (c)      $100      $151      $131      $281
Alger American MidCap Growth Portfolio                                         (a)       $99      $149      $193      $275
                                                                               (b)       $24       $75      $128      $275
                                                                               (c)       $99      $149      $128      $275
Alger American Small Capitalization Portfolio                                  (a)      $100      $151      $196      $281
                                                                               (b)       $25       $77      $131      $281
                                                                               (c)      $100      $151      $131      $281
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio                                                   (a)       $98      $145      $185      $260
                                                                               (b)       $23       $71      $121      $260
                                                                               (c)       $98      $145      $121      $260
VP International Fund                                                          (a)      $103      $161      $213      $315
                                                                               (b)       $28       $87      $149      $315
                                                                               (c)      $103      $161      $149      $315
VP Value Fund                                                                  (a)      $101      $154      $201      $291
                                                                               (b)       $26       $80      $137      $291
                                                                               (c)      $101      $154      $137      $291
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund                                                        (a)      $101      $154      $201      $291
                                                                               (b)       $26       $80      $137      $291
                                                                               (c)      $101      $154      $137      $291
Berger IPT--Large Cap Growth Fund                                              (a)      $100      $151      $196      $281
                                                                               (b)       $25       $77      $131      $281
                                                                               (c)      $100      $151      $131      $281
Berger IPT--Small Company Growth Fund                                          (a)      $100      $154      $200      $289
                                                                               (b)       $26       $79      $136      $289
                                                                               (c)      $100      $154      $136      $289
Berger IPT--New Generation Fund                                                (a)      $102      $159      $209      $307
                                                                               (b)       $28       $85      $144      $307
                                                                               (c)      $102      $159      $144      $307
Berger IPT--International Fund                                                 (a)      $103      $160      $212      $312

                                                                               (b)       $28       $86      $147      $312
                                                                               (c)      $103      $160      $147      $312
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                (a)       $98      $147      $190      $268
                                                                               (b)       $24       $73      $125      $268
                                                                               (c)       $98      $147      $125      $268
DREYFUS STOCK INDEX FUND (Initial Shares)                                      (a)       $93      $131      $162      $212
                                                                               (b)       $18       $57       $98      $212
                                                                               (c)       $93      $131       $98      $212
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                        (a)       $99      $148      $191      $272
                                                                               (b)       $24       $74      $127      $272
                                                                               (c)       $99      $148      $127      $272
Dreyfus VIF International Value Portfolio                                      (a)      $105      $166      $221      $331
                                                                               (b)       $30       $92      $157      $331
                                                                               (c)      $105      $166      $157      $331
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                             (a)       $98      $147      $189      $266
                                                                               (b)       $24       $72      $124      $266
                                                                               (c)       $98      $147      $124      $266
Federated International Equity Fund II                                         (a)      $104      $163      $216      $320
                                                                               (b)       $29       $89      $151      $320
                                                                               (c)      $104      $163      $151      $320
Federated Utility Fund II                                                      (a)      $100      $151      $197      $282
                                                                               (b)       $25       $77      $132      $282
                                                                               (c)      $100      $151      $132      $282
Federated International Small Company Fund II                                  (a)      $106      $170      $227      $342
                                                                               (b)       $31       $95      $162      $342
                                                                               (c)      $106      $170      $162      $342
FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                        (a)      $102      $159      $209      $307
                                                                               (b)       $28       $85      $144      $307
                                                                               (c)      $102      $159      $144      $307
First American Large Cap Growth Portfolio                                      (a)      $101      $156      $204      $296
                                                                               (b)       $27       $82      $139      $296
                                                                               (c)      $101      $156      $139      $296
INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--High Yield Fund                                                   (a)      $101      $156      $204      $296
                                                                               (b)       $27       $82      $139      $296
                                                                               (c)      $101      $156      $139      $296
Invesco VIF--Equity Income Fund                                                (a)      $102      $157      $205      $300
                                                                               (b)       $27       $82      $141      $300
                                                                               (c)      $102      $157      $141      $300
Invesco VIF--Financial Services Fund                                           (a)      $102      $157      $206      $301
                                                                               (b)       $27       $83      $141      $301
                                                                               (c)      $102      $157      $141      $301
Invesco VIF--Health Sciences Fund                                              (a)      $101      $156      $205      $298
                                                                               (b)       $27       $82      $140      $298
                                                                               (c)      $101      $156      $140      $298
Invesco VIF--Real Estate Opportunity Fund                                      (a)      $108      $177      $239      $364
                                                                               (b)       $34      $103      $174      $364
                                                                               (c)      $108      $177      $174      $364

Invesco VIF--Technology Fund                                                   (a)      $101      $155      $202      $293
                                                                               (b)       $26       $81      $138      $293
                                                                               (c)      $101      $155      $138      $293
Invesco VIF--Telecommunications Fund                                           (a)      $101      $156      $204      $297
                                                                               (b)       $27       $82      $140      $297
                                                                               (c)      $101      $156      $140      $297
JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                    (a)       $97      $143      $183      $256
                                                                               (b)       $22       $69      $119      $256
                                                                               (c)       $97      $143      $119      $256
Growth Portfolio                                                               (a)       $97      $144      $184      $257
                                                                               (b)       $23       $70      $119      $257
                                                                               (c)       $97      $144      $119      $257
Worldwide Growth Portfolio                                                     (a)       $97      $144      $185      $259
                                                                               (b)       $23       $70      $120      $259
                                                                               (c)       $97      $144      $120      $259
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                             (a)      $103      $162      $214      $317
                                                                               (b)       $29       $88      $150      $317
                                                                               (c)      $103      $162      $150      $317
Lazard Retirement Small Cap Portfolio                                          (a)      $103      $162      $214      $317
                                                                               (b)       $29       $88      $150      $317
                                                                               (c)      $103      $162      $150      $317
LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                    (a)      $101      $155      $202      $293
                                                                               (b)       $26       $81      $138      $293
                                                                               (c)      $101      $155      $138      $293
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Growth And Income Portfolio                                                    (a)       $97      $144      $185      $259
                                                                               (b)       $23       $70      $120      $259
                                                                               (c)       $97      $144      $120      $259
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                (a)       $98      $147      $189      $266
                                                                               (b)       $24       $72      $124      $266
                                                                               (c)       $98      $147      $124      $266
Partners Portfolio                                                             (a)      $100      $152      $197      $283
                                                                               (b)       $25       $77      $133      $283
                                                                               (c)      $100      $152      $133      $283
Midcap Growth Portfolio                                                        (a)      $100      $154      $200      $289
                                                                               (b)       $26       $79      $136      $289
                                                                               (c)      $100      $154      $136      $289
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                     (a)      $100      $152      $198      $284
                                                                               (b)       $25       $78      $133      $284
                                                                               (c)      $100      $152      $133      $284
Pioneer Equity-Income VCT Portfolio                                            (a)      $100      $153      $199      $287
                                                                               (b)       $26       $79      $135      $287
                                                                               (c)      $100      $153      $135      $287
Pioneer Europe VCT Portfolio                                                   (a)      $108      $176      $237      $361
                                                                               (b)       $33      $102      $172      $361
                                                                               (c)      $108      $176      $172      $361

RYDEX VARIABLE TRUST
OTC Fund                                                                       (a)      $105      $169      $225      $338
                                                                               (b)       $31       $94      $160      $338
                                                                               (c)      $105      $169      $160      $338
Nova Fund                                                                      (a)      $105      $167      $223      $334
                                                                               (b)       $30       $93      $158      $334
                                                                               (c)      $105      $167      $158      $334
U.S. Government Money Market Fund                                              (a)      $102      $159      $209      $306
                                                                               (b)       $27       $84      $144      $306
                                                                               (c)      $102      $159      $144      $306
SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                    (a)      $102      $158      $207      $304
                                                                               (b)       $27       $84      $143      $304
                                                                               (c)      $102      $158      $143      $304
Seligman Global Technology Portfolio (Class 2)                                 (a)      $106      $171      $230      $347
                                                                               (b)       $32       $97      $165      $347
                                                                               (c)      $106      $171      $165      $347
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                            (a)      $102      $157      $206      $302
                                                                               (b)       $27       $83      $142      $302
                                                                               (c)      $102      $157      $142      $302
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                   (a)      $103      $160      $212      $312
                                                                               (b)       $28       $86      $147      $312
                                                                               (c)      $103      $160      $147      $312
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                            (a)      $102      $159      $209      $307
                                                                               (b)       $28       $85      $144      $307
                                                                               (c)      $102      $159      $144      $307
Worldwide Emerging Markets Fund                                                (a)      $103      $162      $215      $318
                                                                               (b)       $29       $88      $150      $318
                                                                               (c)      $103      $162      $150      $318
Worldwide Hard Assets Fund                                                     (a)      $102      $159      $209      $306
                                                                               (b)       $27       $84      $144      $306
                                                                               (c)      $102      $159      $144      $306
Worldwide Real Estate Fund                                                     (a)      $105      $168      $225      $337
                                                                               (b)       $31       $94      $160      $337
                                                                               (c)      $105      $168      $160      $337
Annual maintenance charges have been approximated as a 0.10% annual asset charge.

Maximum Charges
You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return on assets. Example (a) - Assuming surrender at the end of the periods shown: Example (b) - Assuming the contract stays in force through the periods shown: Example (c) - Assuming annuitization at the end of the periods shown:
                                                                                      1 Year   3 Years   5 Years  10 Years
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                     (a)      $115      $198      $272      $426
                                                                               (b)       $41      $123      $207      $426

                                                                               (c)      $115      $198      $207      $426
Equity Portfolio                                                               (a)      $115      $196      $270      $422
                                                                               (b)       $40      $122      $205      $422
                                                                               (c)      $115      $196      $205      $422
Balanced Portfolio                                                             (a)      $115      $196      $270      $422
                                                                               (b)       $40      $122      $205      $422
                                                                               (c)      $115      $196      $205      $422
High Yield Portfolio                                                           (a)      $115      $198      $272      $426
                                                                               (b)       $41      $123      $207      $426
                                                                               (c)      $115      $198      $207      $426
Fixed Income Portfolio                                                         (a)      $113      $191      $263      $408
                                                                               (b)       $38      $117      $197      $408
                                                                               (c)      $113      $191      $197      $408
Government Securities Portfolio                                                (a)      $113      $191      $263      $408
                                                                               (b)       $38      $117      $197      $408
                                                                               (c)      $113      $191      $197      $408
Money Market Portfolio                                                         (a)      $108      $176      $237      $361
                                                                               (b)       $33      $102      $172      $361
                                                                               (c)      $108      $176      $172      $361
ALGER AMERICAN FUND
Alger American Growth Portfolio                                                (a)      $112      $187      $255      $393
                                                                               (b)       $37      $112      $190      $393
                                                                               (c)      $112      $187      $190      $393
Alger American Leveraged Allcap Portfolio                                      (a)      $113      $190      $260      $404
                                                                               (b)       $38      $115      $195      $404
                                                                               (c)      $113      $190      $195      $404
Alger American MidCap Growth Portfolio                                         (a)      $112      $188      $257      $398
                                                                               (b)       $37      $114      $192      $398
                                                                               (c)      $112      $188      $192      $398
Alger American Small Capitalization Portfolio                                  (a)      $113      $190      $260      $404
                                                                               (b)       $38      $115      $195      $404
                                                                               (c)      $113      $190      $195      $404
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio                                                   (a)      $111      $184      $250      $385
                                                                               (b)       $36      $109      $185      $385
                                                                               (c)      $111      $184      $185      $385
VP International Fund                                                          (a)      $116      $200      $276      $433
                                                                               (b)       $41      $125      $211      $433
                                                                               (c)      $116      $200      $211      $433
VP Value Fund                                                                  (a)      $114      $193      $265      $413
                                                                               (b)       $39      $118      $200      $413
                                                                               (c)      $114      $193      $200      $413
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund                                                        (a)      $114      $193      $265      $413
                                                                               (b)       $39      $118      $200      $413
                                                                               (c)      $114      $193      $200      $413
Berger IPT--Large Cap Growth Fund                                              (a)      $113      $190      $260      $404
                                                                               (b)       $38      $115      $195      $404
                                                                               (c)      $113      $190      $195      $404
Berger IPT--Small Company Growth Fund                                          (a)      $114      $192      $264      $411
                                                                               (b)       $39      $118      $199      $411

                                                                               (c)      $114      $192      $199      $411
Berger IPT--New Generation Fund                                                (a)      $115      $198      $272      $426
                                                                               (b)       $41      $123      $207      $426
                                                                               (c)      $115      $198      $207      $426
Berger IPT--International Fund                                                 (a)      $116      $199      $275      $431
                                                                               (b)       $41      $125      $210      $431
                                                                               (c)      $116      $199      $210      $431
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                (a)      $111      $186      $254      $392
                                                                               (b)       $37      $112      $189      $392
                                                                               (c)      $111      $186      $189      $392
DREYFUS STOCK INDEX FUND (Initial Shares)                                      (a)      $106      $170      $228      $343
                                                                               (b)       $31       $96      $163      $343
                                                                               (c)      $106      $170      $163      $343
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                        (a)      $112      $187      $256      $395
                                                                               (b)       $37      $113      $191      $395
                                                                               (c)      $112      $187      $191      $395
Dreyfus VIF International Value Portfolio                                      (a)      $118      $205      $284      $448
                                                                               (b)       $43      $130      $219      $448
                                                                               (c)      $118      $205      $219      $448
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                             (a)      $111      $186      $253      $391
                                                                               (b)       $37      $111      $188      $391
                                                                               (c)      $111      $186      $188      $391
Federated International Equity Fund II                                         (a)      $117      $202      $279      $438
                                                                               (b)       $42      $127      $214      $438
                                                                               (c)      $117      $202      $214      $438
Federated Utility Fund II                                                      (a)      $113      $190      $261      $404
                                                                               (b)       $38      $116      $195      $404
                                                                               (c)      $113      $190      $195      $404
Federated International Small Company Fund II                                  (a)      $119      $208      $290      $457
                                                                               (b)       $44      $134      $224      $457
                                                                               (c)      $119      $208      $224      $457
FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                        (a)      $115      $198      $272      $426
                                                                               (b)       $41      $123      $207      $426
                                                                               (c)      $115      $198      $207      $426
First American Large Cap Growth Portfolio                                      (a)      $114      $195      $267      $417
                                                                               (b)       $40      $120      $202      $417
                                                                               (c)      $114      $195      $202      $417
INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--High Yield Fund                                                   (a)      $114      $195      $267      $417
                                                                               (b)       $40      $120      $202      $417
                                                                               (c)      $114      $195      $202      $417
Invesco VIF--Equity Income Fund                                                (a)      $115      $195      $269      $420
                                                                               (b)       $40      $121      $204      $420
                                                                               (c)      $115      $195      $204      $420
Invesco VIF--Financial Services Fund                                           (a)      $115      $196      $269      $421
                                                                               (b)       $40      $121      $204      $421
                                                                               (c)      $115      $196      $204      $421
Invesco VIF--Health Sciences Fund                                              (a)      $115      $195      $268      $419

                                                                               (b)       $40      $121      $203      $419
                                                                               (c)      $115      $195      $203      $419
Invesco VIF--Real Estate Opportunity Fund                                      (a)      $121      $215      $301      $477
                                                                               (b)       $47      $141      $235      $477
                                                                               (c)      $121      $215      $235      $477
Invesco VIF--Technology Fund                                                   (a)      $114      $194      $266      $415
                                                                               (b)       $39      $119      $201      $415
                                                                               (c)      $114      $194      $201      $415
Invesco VIF--Telecommunications Fund                                           (a)      $114      $195      $268      $418
                                                                               (b)       $40      $120      $203      $418
                                                                               (c)      $114      $195      $203      $418
JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                    (a)      $110      $183      $248      $381
                                                                               (b)       $35      $108      $183      $381
                                                                               (c)      $110      $183      $183      $381
Growth Portfolio                                                               (a)      $110      $183      $248      $382
                                                                               (b)       $36      $108      $184      $382
                                                                               (c)      $110      $183      $184      $382
Worldwide Growth Portfolio                                                     (a)      $111      $183      $249      $384
                                                                               (b)       $36      $109      $185      $384
                                                                               (c)      $111      $183      $185      $384
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                             (a)      $116      $201      $277      $435
                                                                               (b)       $42      $126      $212      $435
                                                                               (c)      $116      $201      $212      $435
Lazard Retirement Small Cap Portfolio                                          (a)      $116      $201      $277      $435
                                                                               (b)       $42      $126      $212      $435
                                                                               (c)      $116      $201      $212      $435
LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                    (a)      $114      $194      $266      $415
                                                                               (b)       $39      $119      $201      $415
                                                                               (c)      $114      $194      $201      $415
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Growth And Income Portfolio                                                    (a)      $111      $183      $249      $384
                                                                               (b)       $36      $109      $185      $384
                                                                               (c)      $111      $183      $185      $384
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                (a)      $111      $186      $253      $391
                                                                               (b)       $37      $111      $188      $391
                                                                               (c)      $111      $186      $188      $391
Partners Portfolio                                                             (a)      $113      $191      $261      $405
                                                                               (b)       $38      $116      $196      $405
                                                                               (c)      $113      $191      $196      $405
Midcap Growth Portfolio                                                        (a)      $114      $192      $264      $411
                                                                               (b)       $39      $118      $199      $411
                                                                               (c)      $114      $192      $199      $411
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                     (a)      $113      $191      $262      $406
                                                                               (b)       $38      $116      $196      $406
                                                                               (c)      $113      $191      $196      $406
Pioneer Equity-Income VCT Portfolio                                            (a)      $113      $192      $263      $409

                                                                               (b)       $39      $117      $198      $409
                                                                               (c)      $113      $192      $198      $409
Pioneer Europe VCT Portfolio                                                   (a)      $121      $214      $299      $474
                                                                               (b)       $46      $140      $234      $474
                                                                               (c)      $121      $214      $234      $474
RYDEX VARIABLE TRUST
OTC Fund                                                                       (a)      $119      $207      $288      $454
                                                                               (b)       $44      $132      $222      $454
                                                                               (c)      $119      $207      $222      $454
Nova Fund                                                                      (a)      $118      $206      $286      $450
                                                                               (b)       $43      $131      $220      $450
                                                                               (c)      $118      $206      $220      $450
U.S. Government Money Market Fund                                              (a)      $115      $197      $272      $425
                                                                               (b)       $40      $123      $207      $425
                                                                               (c)      $115      $197      $207      $425
SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                    (a)      $115      $197      $271      $424
                                                                               (b)       $40      $122      $206      $424
                                                                               (c)      $115      $197      $206      $424
Seligman Global Technology Portfolio (Class 2)                                 (a)      $120      $210      $292      $462
                                                                               (b)       $45      $135      $227      $462
                                                                               (c)      $120      $210      $227      $462
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                            (a)      $115      $196      $270      $422
                                                                               (b)       $40      $122      $205      $422
                                                                               (c)      $115      $196      $205      $422
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                   (a)      $116      $199      $275      $431
                                                                               (b)       $41      $125      $210      $431
                                                                               (c)      $116      $199      $210      $431
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                            (a)      $115      $198      $272      $426
                                                                               (b)       $41      $123      $207      $426
                                                                               (c)      $115      $198      $207      $426
Worldwide Emerging Markets Fund                                                (a)      $117      $201      $278      $436
                                                                               (b)       $42      $126      $213      $436
                                                                               (c)      $117      $201      $213      $436
Worldwide Hard Assets Fund                                                     (a)      $115      $197      $272      $425
                                                                               (b)       $40      $123      $207      $425
                                                                               (c)      $115      $197      $207      $425
Worldwide Real Estate Fund                                                     (a)      $118      $207      $287      $453
                                                                               (b)       $44      $132      $222      $453
                                                                               (c)      $118      $207      $222      $453
Annual maintenance charges have been approximated as a 0.10% annual asset charge.